Note 20 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying Value at December 31, 201 7
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$77,472	0	77,472	0
Mortgage loan commitments	28	0	28	0
Total	$77,500	0	77,500	0

	Carrying V alue at December 31, 2016
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$78,477	0	78,477	0
Mortgage loan commitments	66	0	66	0
Total	$78,543	0	78,543	0

Fair Value Measurements, Nonrecurring [Table Text Block]
	Carrying Value at December 31, 201 7
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 201 7 Total gains (losses)
Loans held for sale	$1,837	0	1,837	0	1
Mortgage servicing rights, net	1,724	0	1,724	0	0
Loans (1)	3,201	0	3,201	0	(413)
Real estate, net (2)	627	0	627	0	0
Total	$7,389	0	7,389	0	(412)

	Carrying V alue at December 31, 2016
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year E nded December 31, 201 6 Total gains (losses)
Loans held for sale	$2,009	0	2,009	0	14
Mortgage servicing rights, net	1,604	0	1,604	0	0
Loans (1)	3,582	0	3,582	0	(380)
Real estate, net (2)	611	0	611	0	(197)
Total	$7,806	0	7,806	0	(563)